(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND III: GROWTH & INCOME PORTFOLIO
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS



PERFORMANCE            3     How the fund has done over time.

FUND TALK              4     The managers' review of fund performance, strategy
                             and outlook.

INVESTMENTS            5     A complete list of the fund's investments with their
                             market values.

FINANCIAL STATEMENTS   9     Statements of assets and liabilities, operations, and
                             changes in net assets, as well as financial highlights.

NOTES                  11    Notes to the financial statements.





THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old, and the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                % OF FUND'S
                                INVESTMENTS

General Electric Co.            3.5

Philip Morris Companies, Inc.   2.4

BankAmerica Corp.               2.4

Tyco International Ltd.         2.2

Citicorp                        1.9

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                                   % OF FUND'S
                                   INVESTMENTS

Finance                            14.7

Health                             12.2

Retail & Wholesale                 9.6

Industrial Machinery & Equipment   9.1

Nondurables                        9.0

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 93.40000000000001
Stocks  94.4%
Bonds  0.8%
Short-term investments 4.8%
FOREIGN INVESTMENTS  7.5%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Beth Terrana, Portfolio Manager of Growth &
Income Portfolio
Q. HOW DID THE FUND PERFORM, BETH?
A. For the six months that ended June 30, 1997, the fund trailed the Standard & Poor's 500 Index, which returned 20.61%. Going forward, the fund's semiannual report will also quote 12-month performance.
Q. LOOKING AT THE FUND'S PERFORMANCE VERSUS THAT OF ITS INDEX, WHICH STRATEGIES PLAYED KEY ROLES?
A. Broadly, my decision to emphasize selected stocks in the strong finance, health and diversified industrials sectors was particularly helpful. Within the finance and health areas, I focused on money-center banks and pharmaceuticals, including BankAmerica and Bristol-Myers Squibb - two of the largest contributors to fund performance for the period. General Electric - the fund's top holding - was another notable contributor based on its strong performance as well as its overweighting in the fund. Additionally, a substantial underweighting of generally weak electric and telecommunications utilities stocks proved very helpful. The largest detractor relative to the index was the fund's underexposure to a number of large-capitalization technology and nondurables stocks, which accounted for a disproportionate amount of the index's return. Microsoft and Coca-Cola - two of the largest index constituents - illustrate this point particularly well. Together, these TWO stocks alone accounted for approximately 1.5% of the index's 20.61% return. While in hindsight I clearly wish I'd owned more of these stocks, fundamentals for these companies didn't appear to support their valuations, which were at steep premiums to the overall market as well as comparable firms.
Q. HOW DID SOME OF THE FUND'S TOP POSITIONS FARE RELATIVE TO THE INDEX?
A. Many of the fund's larger exposures did well, performing in line with my expectations. Individual security selection will always be a main driver of performance and the fund's top positions obviously play a key role. Over the course of the period, six of the fund's top ten positions outperformed the index.
Q. FOR THOSE INVESTORS WHO MAY BE UNFAMILIAR WITH YOUR MANAGEMENT STYLE, HOW WOULD YOU CHARACTERIZE YOUR INVESTMENT PROCESS?
A. Fundamentally, I am a bottom-up investor who believes that superior investment performance results from owning companies with improving financial returns. Improvements in financial returns drive both sustainable improvements in a company's secular growth rate and its earnings power. The most important elements I look for in an investment include restructuring potential, rising returns on invested capital, good balance sheet management, strong free cash flow and shareholder-friendly management. Increasingly, global franchises and strong brands have also become important factors. I've generally found that companies exhibiting some or all of these attributes tend to generate improving financial returns - including expanding profit margins and accelerating earnings growth rates - through time. Further, as a firm's financial returns improve, its stock is likely to be rewarded with a higher valuation once the market finally catches on.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. As a backdrop to the stock market, I believe it's very likely that the supportive environment - moderate economic growth and low inflation - will continue. Also, given that there are few signs of incipient inflation, I don't foresee any significant action by the Federal Reserve to raise interest rates - an event that would likely be a negative for the market, at least over the short term. Assuming this favorable economic environment continues, the critical factor going forward will be corporate earnings, which at this time appear relatively sustainable overall. However, I remain focused on those companies with the potential to deliver exceptional numbers, particularly given the recent propensity of the market to dramatically reduce stock prices upon earnings disappointments. Recently, even earnings numbers that come in as expected have resulted in large stock price declines, partly because analysts' "real" expectations were even higher.



FUND FACTS
GOAL: seeks a high total return through a combination of current income and capital appreciation
START DATE: December 31, 1996
SIZE: as of June 30, 1997, more than
$179.0 million
MANAGER: Beth Terrana, since inception;
joined Fidelity in 1983
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.5%
AEROSPACE & DEFENSE - 4.1%
AlliedSignal, Inc.   26,700 $ 2,242,800
Boeing Co.   17,200  912,661
Lockheed Martin Corp.   11,600  1,201,325
Textron, Inc.   20,800  1,380,600
United Technologies Corp.   18,500  1,535,500
  7,272,886
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   14,800  754,800
TOTAL AEROSPACE & DEFENSE   8,027,686
BASIC INDUSTRIES - 5.1%
CHEMICALS & PLASTICS - 3.9%
Air Products & Chemicals, Inc.   9,900  804,375
Avery Dennison Corp.   6,000  240,750
Cytec Industries, Inc. (a)  4,300  160,713
Goodrich (B.F.) Co.   12,600  545,738
Hercules, Inc.   2,300  110,113
Monsanto Co.   35,900  1,545,944
Praxair, Inc.   45,800  2,564,800
Raychem Corp.   5,700  423,938
Sealed Air Corp. (a)  14,200  674,500
  7,070,871
PAPER & FOREST PRODUCTS - 1.2%
Fort Howard Corp. (a)  7,500  379,688
International Paper Co.   3,900  189,394
James River Corp. of Virginia  10,900  403,300
Kimberly-Clark Corp.   22,300  1,109,425
  2,081,807
TOTAL BASIC INDUSTRIES   9,152,678
CONSTRUCTION & REAL ESTATE - 3.0%
BUILDING MATERIALS - 1.8%
American Standard Companies, Inc. (a)  19,900  890,525
Masco Corp.   39,400  1,644,950
Sherwin-Williams Co.   21,300  657,638
  3,193,113
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Beacon Properties Corp.   13,600  453,900
Duke Realty Investors, Inc.   9,300  376,650
Equity Residential Properties Trust (SBI)  12,400  589,000
Public Storage, Inc.   18,400  538,200
Storage USA, Inc.  5,500  210,375
  2,168,125
TOTAL CONSTRUCTION & REAL ESTATE   5,361,238
DURABLES - 3.2%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Eaton Corp.   5,200  454,025
Navistar International Corp. (a)  18,200  313,950
  767,975
CONSUMER DURABLES - 1.7%
Corning, Inc.   13,200  734,250
Minnesota Mining & Manufacturing Co.   23,400  2,386,800
  3,121,050
CONSUMER ELECTRONICS - 0.3%
Newell Co.   14,100  558,713

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.8%
Liz Claiborne, Inc.   20,100 $ 937,163
VF Corp.   5,200  442,650
  1,379,813
TOTAL DURABLES   5,827,551
ENERGY - 7.5%
ENERGY SERVICES - 0.9%
Halliburton Co.   5,900  467,575
McDermott International, Inc.   7,400  215,988
Schlumberger Ltd.   7,800  975,000
  1,658,563
OIL & GAS - 6.6%
Amoco Corp.   13,500  1,173,656
British Petroleum PLC ADR  30,064  2,251,042
Exxon Corp.   22,300  1,371,450
Mobil Corp.   14,800  1,034,150
Royal Dutch Petroleum Co.   33,200  1,805,250
Texaco, Inc.   15,300  1,663,875
Tosco Corp.   21,000  628,688
Total SA sponsored ADR  14,000  708,750
USX-Marathon Group  32,500  938,438
Unocal Corp.   5,900  228,994
  11,804,293
TOTAL ENERGY   13,462,856
FINANCE - 14.7%
BANKS - 7.9%
Bank of New York Co., Inc.   35,700  1,552,950
BankBoston Corp.   7,600  547,675
BankAmerica Corp.   65,500  4,228,844
Citicorp  27,800  3,351,638
First Bank System, Inc.   18,400  1,570,900
First Union Corp.   8,200  758,500
Mellon Bank Corp.   19,800  893,475
NationsBank Corp.   15,100  973,950
Wells Fargo & Co.   1,200  323,400
  14,201,332
CREDIT & OTHER FINANCE - 1.8%
American Express Co.   16,600  1,236,700
Associates First Capital Corp.   8,400  466,200
Household International, Inc.   12,800  1,503,200
  3,206,100
FEDERAL SPONSORED CREDIT - 1.9%
Federal Home Loan Mortgage
 Corporation  50,200  1,725,625
Federal National Mortgage Association  37,400  1,631,575
  3,357,200
INSURANCE - 2.4%
AFLAC, Inc.   7,400  349,650
Allstate Corp.   23,800  1,737,400
MGIC Investment Corp.   3,400  162,988
PMI Group, Inc.   1,600  99,800
Progressive Corp.  300  26,100
Travelers Group, Inc. (The)  29,100  1,835,119
  4,211,057
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.7%
Ahmanson (H.F.) & Co.   4,900 $ 210,700
Charter One Financial Corp.   5,100  274,763
Great Western Financial Corp.   14,600  784,750
  1,270,213
TOTAL FINANCE   26,245,902
HEALTH - 11.9%
DRUGS & PHARMACEUTICALS - 7.9%
American Home Products Corp.   27,300  2,088,450
Bristol-Myers Squibb Co.   38,300  3,102,300
Cytyc Corp. (a)  4,300  116,638
Merck & Co., Inc.   17,100  1,769,850
Pfizer, Inc.   32,400  1,935,900
Schering-Plough Corp.   37,000  1,771,375
SmithKline Beecham PLC ADR  25,500  2,336,438
Warner-Lambert Co.   8,400  1,043,700
  14,164,651
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Bard (C.R.), Inc.   12,500  453,906
Baxter International, Inc.   26,900  1,405,525
Boston Scientific Corp. (a)  14,300  878,556
Johnson & Johnson  35,200  2,266,000
McKesson Corp.  10,500  813,750
Medtronic, Inc.   9,500  769,500
  6,587,237
MEDICAL FACILITIES MANAGEMENT - 0.3%
Columbia/HCA Healthcare Corp.   3,000  117,938
Humana, Inc. (a)  20,900  483,313
  601,251
TOTAL HEALTH   21,353,139
HOLDING COMPANIES - 0.1%
CINergy Corp.   6,300  219,319
INDUSTRIAL MACHINERY & EQUIPMENT - 8.5%
ELECTRICAL EQUIPMENT - 4.6%
Emerson Electric Co.   21,600  1,189,350
General Electric Co.   96,400  6,302,150
Harris Corp.   3,200  268,800
Westinghouse Electric Corp.   20,500  474,063
  8,234,363
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
Illinois Tool Works, Inc.   21,600  1,078,650
Ingersoll-Rand Co.   10,000  617,500
Stanley Works  22,700  908,000
Tyco International Ltd.   57,400  3,992,888
  6,597,038
POLLUTION CONTROL - 0.2%
Waste Management, Inc.  12,000  385,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   15,216,901
MEDIA & LEISURE - 4.6%
BROADCASTING - 1.1%
Evergreen Media Corp. Class A (a)  20,400  910,350
Time Warner, Inc.   20,800  1,003,600
  1,913,950
ENTERTAINMENT - 0.6%
Disney (Walt) Co.   12,600  1,011,150

 SHARES VALUE (NOTE 1)
LEISURE DURABLES & TOYS - 0.5%
Mattel, Inc.   27,100 $ 918,013
LODGING & GAMING - 0.3%
Host Marriott Corp. (a)  31,200  555,750
PUBLISHING - 2.1%
Cognizant Corp.   15,400  623,700
Harcourt General, Inc.   9,200  438,150
McGraw-Hill, Inc.   12,500  735,156
Scholastic Corp. (a)  6,900  241,500
Times Mirror Co. Class A  27,900  1,541,475
World Color Press, Inc. (a)  7,500  178,125
  3,758,106
TOTAL MEDIA & LEISURE   8,156,969
NONDURABLES - 9.0%
BEVERAGES - 0.7%
PepsiCo, Inc.   31,600  1,186,975
FOODS - 1.6%
Campbell Soup Co.   42,500  2,125,000
Heinz (H.J.) Co.   8,700  401,288
Hershey Foods Corp.   6,800  376,125
  2,902,413
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc.   19,400  1,368,913
Clorox Co.   6,800  897,600
Colgate-Palmolive Co.   1,300  84,825
Procter & Gamble Co.   12,200  1,723,250
Rubbermaid, Inc.   9,800  291,550
Unilever PLC Ord.   30,900  885,526
Unilever NV ADR  10,900  2,333,281
  7,584,945
TOBACCO - 2.5%
Philip Morris Companies, Inc.   98,500  4,370,938
TOTAL NONDURABLES   16,045,271
PRECIOUS METALS - 0.2%
Getchell Gold Corp. (a)  12,100  426,525
RETAIL & WHOLESALE - 9.4%
APPAREL STORES - 1.4%
Gap, Inc.   29,900  1,162,363
Payless ShoeSource, Inc. (a)  24,200  1,323,438
  2,485,801
DRUG STORES - 1.5%
CVS Corp.   37,977  1,946,321
Walgreen Co.   14,500  777,563
  2,723,884
GENERAL MERCHANDISE STORES - 5.2%
Coles Myer Ltd.   71,500  371,324
Consolidated Stores Corp. (a)  89,975  3,126,631
Dayton Hudson Corp.   20,100  1,069,069
Federated Department Stores, Inc. (a)  71,400  2,481,150
Sears, Roebuck & Co.   21,100  1,134,125
Wal-Mart Stores, Inc.   30,900  1,044,806
  9,227,105
GROCERY STORES - 0.7%
American Stores Co.   10,500  518,438
Asda Group PLC  177,400  366,194
Ahold NV  3,600  303,528
  1,188,160
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Home Depot, Inc. (The)  16,300 $ 1,123,681
TOTAL RETAIL & WHOLESALE   16,748,631
SERVICES - 3.6%
ADVERTISING - 1.8%
Interpublic Group of Companies, Inc.   12,500  766,406
Omnicom Group, Inc.   28,600  1,762,475
Outdoor Systems, Inc. (a)  4,800  183,600
WPP Group PLC  127,000  519,028
  3,231,509
LEASING & RENTAL - 0.3%
Hanover Compressor Co.   100  1,950
Republic Industries, Inc. (a)  5,600  139,300
Ryder Systems, Inc.   12,200  402,600
  543,850
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   15,900  582,338
SERVICES - 1.2%
ADT Ltd. (a)  19,800  653,400
Ecolab, Inc.   14,300  682,825
National Service Industries, Inc.   6,300  306,731
Service Corp. International  14,818  487,142
  2,130,098
TOTAL SERVICES   6,487,795
TECHNOLOGY - 7.4%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  2,400  60,600
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  6,600  826,094
Andrew Corp. (a)  5,100  143,438
  1,030,132
COMPUTER SERVICES & SOFTWARE - 1.7%
Adobe Systems, Inc.   2,500  87,656
Automatic Data Processing, Inc.   8,500  399,500
CUC International, Inc. (a)  15,600  402,675
CompUSA, Inc. (a)  22,300  479,450
Microsoft Corp. (a)  9,600  1,213,200
Oracle Systems Corp. (a)  9,700  488,638
  3,071,119
COMPUTERS & OFFICE EQUIPMENT - 3.8%
Compaq Computer Corp. (a)  14,600  1,449,050
Diebold, Inc.   12,550  489,450
International Business Machines Corp.   28,100  2,534,269
Pitney Bowes, Inc.   18,700  1,299,650
Xerox Corp.   13,600  1,072,700
  6,845,119
ELECTRONICS - 1.3%
Intel Corp.   11,500  1,630,844
Texas Instruments, Inc.   8,500  714,531
  2,345,375
TOTAL TECHNOLOGY   13,291,745
UTILITIES - 0.7%
ELECTRIC UTILITY - 0.3%
Edison International  22,000  547,250

 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 0.4%
WorldCom, Inc. (a)  20,200 $ 646,400
TOTAL UTILITIES   1,193,650
TOTAL COMMON STOCKS
 (Cost $151,597,143)   167,217,856
CONVERTIBLE PREFERRED STOCKS - 1.0%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust $3.25 Series A  5,300  286,863
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  8,600  210,700
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 (b)  8,200  462,275
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
McKesson Financing Trust $2.50 (b)  9,400  571,050
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust
 $3.375 (b)  4,800  277,800
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $1,729,992)   1,808,688
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
POLLUTION CONTROL - 0.6%
USA Waste Services, Inc.
 4%, 2/1/02 Ba2 $ 642,000  683,730
United Waste Systems, Inc.
 4 1/2%, 6/1/01 B1  198,000  271,755
  955,485
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
 5%, 10/1/03 Baa3  220,000  262,350
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Staples, Inc.
 4 1/2%, 10/1/00 (b) Ba2  93,000  112,995
TOTAL RETAIL & WHOLESALE   375,345
TOTAL CONVERTIBLE BONDS
 (Cost $1,289,817)   1,330,830
CASH EQUIVALENTS - 4.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 8,616,419 $ 8,615,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $163,231,952)  $ 178,972,374
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,424,120 or 0.8% of net assets.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $189,250,835 and $35,258,709, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $22,730 for the period (see
Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $163,231,952. Net unrealized appreciation aggregated $15,740,422, of which $16,585,242 related to appreciated investment securities and $844,820 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $8,615,000) (cost $163,231,952) - See        $ 178,972,374
accompanying schedule

Cash                                                                                                                 21,799

Receivable for investments sold                                                                                      505,400

Receivable for fund shares sold                                                                                     841,663

Dividends receivable                                                                                                160,697

Interest receivable                                                                                                 14,678

 TOTAL ASSETS                                                                                                       180,516,611

LIABILITIES

Payable for investments purchased                                                                    $ 1,047,870

Payable for fund shares redeemed                                                                      80

Accrued management fee                                                                                68,520

Other payables and                                                                                    36,258
accrued expenses

 TOTAL LIABILITIES                                                                                                  1,152,728

NET ASSETS                                                                                                         $ 179,363,883

Net Assets consist of:

Paid in capital                                                                                                    $ 163,362,211

Undistributed net investment income                                                                                  592,329

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                 (331,075
                                                                                                                   )

Net unrealized appreciation (depreciation) on investments                                                            15,740,418
and assets and liabilities in
foreign currencies

NET ASSETS, for 15,613,501                                                                                          $ 179,363,883
shares outstanding

NET ASSET VALUE, offering price                                                                                      $11.49
and redemption price per share ($179,363,883 (divided by) 15,613,501 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 692,052
Dividends

Interest                                                                          220,743

 TOTAL INCOME                                                                     912,795

EXPENSES

Management fee                                                     $ 216,567

Transfer agent fees                                                 35,283

Accounting fees and expenses                                        34,705

Non-interested trustees' compensation                               131

Custodian fees and expenses                                         22,607

Audit                                                               11,519

Legal                                                               16

 Total expenses before reductions                                   320,828

 Expense reductions                                                 (209          320,619
                                                                   )

NET INVESTMENT INCOME                                                             592,176

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              (330,979
                                                                   )

 Foreign currency transactions                                      (96           (331,075
                                                                   )             )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              15,750,754

 Assets and liabilities in                                          (4            15,750,750
 foreign currencies                                                )

NET GAIN (LOSS)                                                                   15,419,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 16,011,851

OTHER INFORMATION                                                                $ 209
Expense reductions
 Custodian credits


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS      DECEMBER 31,
                                    ENDED           1996
                                    JUNE 30, 1997   (COMMENCEMENT
                                    (UNAUDITED)     OF OPERATIONS)


Operations                                                                                           $ 592,176       $ 153
Net investment income

 Net realized gain (loss)                                                                             (331,075)       -

 Change in net unrealized appreciation (depreciation)                                                 15,750,750      (10,332
                                                                                                                     )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      16,011,851      (10,179
                                                                                                                     )

Share transactions                                                                                    176,559,612     1,000,010
Net proceeds from sales of shares

 Cost of shares redeemed                                                                              (14,197,411)    -

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                              162,362,201     1,000,010

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             178,374,052     989,831

NET ASSETS

 Beginning of period                                                                                  989,831         -

 End of period (including undistributed net investment income of $592,329 and $153, respectively)    $ 179,363,883   $ 989,831

OTHER INFORMATION
Shares

 Sold                                                                                                 16,857,064      100,001

 Redeemed                                                                                             (1,343,564)     -

 Net increase (decrease)                                                                              15,513,500      100,001



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          SIX MONTHS ENDED   DECEMBER 31,
                          JUNE 30, 1997      1996
                          (UNAUDITED)        (COMMENCEMENT
                                             OF OPERATIONS)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.90      $ 10.00

Income from Investment Operations

 Net investment income                                   .07 D       .00

 Net realized and unrealized gain (loss)                 1.52        (.10)

 Total from investment operations                        1.59        (.10)



Net asset value, end of period                          $ 11.49     $ 9.90

TOTAL RETURN B, C                                        16.06%      (1.00)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 179,364   $ 990

Ratio of expenses to average net assets                  .75% A      1.00% A,
                                                                     E

Ratio of net investment income to average net assets     1.38% A     3.89% A

Portfolio turnover rate                                  86% A       0% A

Average commission rate F                               $ .0280     $ .0120




A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT.
INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Growth and Income Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .50% of average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .08% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reduction under these arrangements is shown under the caption "Other Information" on the fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 90% of the outstanding shares of the fund.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
London, England
Fidelity Management & Research (Far East) Inc.,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Richard A. Spillane, Jr., VICE PRESIDENT
Beth Terrana, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY